Capital Stock	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Capital Stock [Text Block]
6.	Capital Stock

	June 30,	December 31,
	2013	2012
Authorized - 100,000,000 common shares of $0.00001 par value 20,000,000 preferred shares of $0.00001 par value
Issued - 51,549,421 (December 31, 2012 - 49,890,421) common shares	$515	$499

9.	Capital Stock

	2012	2011
Authorized -
100,000,000 common shares of $0.00001 par value
20,000,000 preferred shares of $0.00001 par value
Issued -
49,890,421 (December 31, 2011 - 48,895,028) common shares	$499	$489

On June 21, 2011, as part of two concurrent private placement offerings, the Company issued approximately 4.8 million shares of common stock, and three-year warrants to purchase up to approximately 2.4 million shares of common stock, for aggregate gross proceeds of approximately US$3.2 million. Each warrant entitles the holder to purchase one half of one common share at an exercise price of $0.74 per common share and expires 36 months after the date of issuance. Proceeds were allocated between the common shares and the warrants based on their relative fair value. The common shares were recorded at a value of $2,024 thousand. (See note 10 for the portion allocated to the warrants).

The private placements consisted of a definitive securities purchase agreement with certain accredited and institutional investors for the issuance and sale in a private placement transaction (the "US Private Offering") of 2,582,536 shares and warrants to purchase up to 1,291,268 shares of common stock, for aggregate gross proceeds of approximately $1.7 million, and a definitive subscription agreement solely with Canadian investors for the issuance and sale in a concurrent non-brokered private placement transaction (the "Canadian Private Offering") of 2,238,806 shares and warrants to purchase up to 1,119,403 shares of common stock, for aggregate gross proceeds of approximately $1.5 million.

The Company paid an agent cash commissions in the amount of approximately $121 thousand, representing 7% of the aggregate gross proceeds received by the Company in the US Private Offering, plus expenses in the amount of approximately $28 thousand, and issued warrants to the agent to purchase 180,778 shares of common stock, representing 7% of the amount of shares sold in the US Private Offering. The Company also paid cash finder's fees in the amount of approximately $105 thousand, representing 7% of the aggregate gross proceeds received by the Company in the Canadian Private Offering; and issued warrants to purchase 156,716 shares of common stock, representing 7% of the amount of shares sold in the Canadian Private Offering. Each warrant entitles the holder to purchase one half of one common share at an exercise price of $0.74 per common share and expires 36 months after the date of issuance.

In addition, the Company paid approximately $114 thousand in cash consideration for other transaction costs, which have been reflected as a reduction of the common shares and the warrants based on their relative fair values. All of the above transaction costs have been reflected as a reduction to the common shares and the warrants based on their relative fair values.

In the year ended December 31, 2012 a total of 50,000 (2011 – 775,000) stock options were exercised for 50,000 (2011 – 775,000) common shares having a par value of $0 thousand (2011 - $Nil) in aggregate, for cash consideration of $28 thousand ($318 thousand), resulting in an increase in additional paid-in capital of $28 thousand (2011 – $318 thousand).

During the year ended December 31, 2012 a total of 219,313 (2011 - 299,406) agents’ warrants were exercised for 219,313 (2011 - 299,406) common shares having a par value of $0 thousand in aggregate, for cash consideration of approximately $104 thousand (2011 - $142 thousand), resulting in an increase in additional paid- in capital of approximately $104 thousand (2011 - $142 thousand).

Also in the year ended December 31, 2012 a total of 1,205,668 warrants were exercised, of which 491,382 warrants were exercised for 491,382 common shares having a par value of $0 thousand in aggregate, for cash consideration of approximately $233 thousand, resulting in an increase in additional paid-in capital of approximately $233 thousand, and a total of 714,286 warrants were exercised for 234,698 common shares in cashless exercises, resulting in an increase in additional paid-in capital of $Nil.

In the year ended December 31, 2011 a total of 4,366,904 warrants were exercised, of which 2,902,618 warrants were exercised for 2,902,618 common shares having a par value of $0 thousand in aggregate, for cash consideration of approximately $1,458 thousand, resulting in an increase in additional paid-in capital of approximately $1,458 thousand, and a total of 1,464,286 warrants were exercised for 515,391 common shares in cashless exercises, resulting in an increase in additional paid-in capital of $Nil.